FAIR VALUE OF FINANCIAL INSTRUMENTS - Other Financial Assets (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
Current	$ 3,605	$ 3,382
Non-current	8,863	2,845
Total	$ 12,468	$ 6,227